Securities trading and intermediation (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Summary of Securities, Trading and Intermediation Assets and Liabilities [Abstract]
Cash and settlement records	R$ 1,394,451	R$ 107,246
Debtors pending settlement	1,980,341	1,380,393
(-) Expected losses on Securities trading and intermediation (a)	(105,179)	(81,988)
Other	1,387	0
Total Assets	3,271,000	1,405,651
Cash and settlement records	171,659	365,700
Creditors pending settlement	2,401,828	1,997,702
Customer's cash on investment account	13,489,210	13,234,153
Total Liabilities	R$ 16,062,697	R$ 15,597,555